Asset impairment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Impaired Long-Lived Assets Held and Used [Line Items]
Net (recoveries) charges related to Ukraine Conflict	$ (1,288,000)	$ 2,666,000
Write-offs and impairment, net (Note 25 and 26)	71,507	3,256,717
(Recoveries) write-offs and impairments of flight equipment
Impaired Long-Lived Assets Held and Used [Line Items]
Net (recoveries) charges related to Ukraine Conflict	(15,000)	3,160,000
Write-Off
Impaired Long-Lived Assets Held and Used [Line Items]
Net (recoveries) charges related to Ukraine Conflict		2,900,000
Impairment
Impaired Long-Lived Assets Held and Used [Line Items]
Net (recoveries) charges related to Ukraine Conflict		295,000
Sale Transactions And Certain Lease Amendments
Impaired Long-Lived Assets Held and Used [Line Items]
Write-offs and impairment, net (Note 25 and 26)	$ 87,000	$ 97,000	$ 128,000